WASATCH FUNDS TRUST

Supplement dated March 3, 2021 to the

Statement of Additional Information dated January 31, 2021

	Investor Class	Institutional Class
Wasatch Core Growth Fund®	WGROX	WIGRX
Wasatch Emerging India Fund ®	WAINX	WIINX
Wasatch Emerging Markets Select Fund®	WAESX	WIESX
Wasatch Emerging Markets Small Cap Fund®	WAEMX	WIEMX
Wasatch Frontier Emerging Small Countries Fund®	WAFMX	WIFMX
Wasatch Global Opportunities Fund®	WAGOX	WIGOX
Wasatch Global Select Fund®	WAGSX	WGGSX
Wasatch Global Value Fund®	FMIEX	WILCX
Wasatch Greater China FundTM	WAGCX	WGGCX
Wasatch International Growth Fund®	WAIGX	WIIGX
Wasatch International Opportunities Fund®	WAIOX	WIIOX
Wasatch International Select Fund®	WAISX	WGISX
Wasatch Micro Cap Fund®	WMICX	WGICX
Wasatch Micro Cap Value Fund®	WAMVX	WGMVX
Wasatch Small Cap Growth Fund®	WAAEX	WIAEX
Wasatch Small Cap Value Fund®	WMCVX	WICVX
Wasatch Ultra Growth Fund®	WAMCX	WGMCX
Wasatch-Hoisington U.S. Treasury Fund®	WHOSX	-

(collectively, the “Funds”)

This Supplement updates certain information contained in the Wasatch Funds Statement of Additional Information (the “SAI”) for Investor Class and Institutional Class shares dated January 31, 2021. You should retain this Supplement and the SAI for future reference. Additional copies of the SAI may be obtained free of charge by visiting our web site at wasatchglobal.com or calling us at 800.551.1700.

Effective on March 19, 2021, the section “Open/Closed Status of Funds” in the section entitled “General Information and History” on page 3 of the SAI is hereby deleted in its entirety and replaced with the following:

Open/Closed Status of Funds. The Emerging India Fund, Emerging Markets Select Fund, Emerging Markets Small Cap Fund, Frontier Emerging Small Countries Fund, Global Opportunities Fund, Global Select Fund, Global Value Fund, Greater China Fund, International Growth Fund, International Select Fund, Micro Cap Value Fund, and U.S. Treasury Fund are each open to investors.

The Core Growth Fund, International Opportunities Fund, Micro Cap Fund, Small Cap Growth Fund, Small Cap Value Fund and Ultra Growth Fund are each closed to new purchases, except purchases by new or existing shareholders purchasing directly from Wasatch Funds, existing shareholders purchasing through intermediaries, and current and future shareholders purchasing through financial advisors and retirement plans with an established position in the Fund. Fund officers may waive or revise the conditions of a closed fund for an intermediary depending on its ability to systematically apply the conditions.